Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of receivables from broker-dealers and clearing organizations
	As of March 31,
	2022	2021

Receivables from broker-dealers and clearing organizations for futures customer accounts	$2,112,402	$2,389,859
Receivables from broker-dealers and clearing organizations for securities customer accounts	84,333	-
Receivables from broker-dealers and clearing organizations for securities proprietary trading	163,422	181,221
	$2,360,157	$2,571,080

Schedule of depreciation using straight-line method based on the estimated useful life
Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years

Schedule of revenues from contracts with customers
	For the Years Ended March 31,
	2022	2021	2020

Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$922,512	$4,158,080	$5,026,406
Commission on futures broking from overseas Exchanges	3,364,526	11,927,735	11,152,792
	4,287,038	16,085,815	16,179,198
Trading solution services fees	3,309,288	-	-
Structure note subscription fees	734,317	78,311	-
Other service revenues	280,677	277,937	226,599
	$8,611,320	$16,442,063	$16,405,797

Schedule of currency exchange rates
	As of March 31,
	2022	2021

Year-end spot rate	7.8325	7.7746

	For the Years Ended March 31,
	2022	2021	2020

Average rate	7.7844	7.7526	7.8167